Investment Objectives and Goals	Jan. 27, 2026
Counterpoint High Yield Trend ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – COUNTERPOINT HIGH YIELD TREND ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide investment results that equals or exceeds, before fees and expenses, the performance of the CP High Yield Trend Index (the “Index”).
Counterpoint Quantitative Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – COUNTERPOINT QUANTITATIVE EQUITY ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.